Deferred Revenues	6 Months Ended
Jun. 30, 2022
Deferred Revenues [Abstract]
DEFERRED REVENUES
NOTE 5:-	DEFERRED REVENUES

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $3,479 and $3,888 as of June 30, 2022 and December 31, 2021, respectively and are presented under deferred revenues in current and non-current liabilities. During the six-month period ended June 30, 2022, the Company recognized revenues in the amount of $409 which have been included in the contract liabilities at December 31, 2021.